Other Financial Information (Tables)	9 Months Ended
Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Cash, Cash Equivalents, and Restricted Cash
	September 30, 2020	December 31, 2019
Reconciliation of cash, cash equivalents, and restricted cash
Cash and cash equivalents	$324.3	$223.5
Restricted cash included in other current assets	8.0	10.2
Total cash, cash equivalents, and restricted cash	$332.3	$233.7

Other Supplemental Balance Sheet Information

	September 30, 2020	December 31, 2019
Inventories
Finished products	$208.0	$180.2
Raw materials	160.9	162.6
Work in process	96.6	58.2
Total inventories	$465.5	$401.0

	September 30, 2020	December 31, 2019
Property, plant and equipment, net
Machinery and equipment	$300.5	$280.7
Buildings	253.8	243.2
Land	47.1	46.7
Construction in progress	10.2	21.9
Property, plant and equipment, at cost	611.6	592.5
Less: Accumulated depreciation	(204.7)	(164.3)
Property, plant and equipment, net	$406.9	$428.2

	September 30, 2020	December 31, 2019
Accrued expenses and other liabilities
Deferred revenue	$189.8	$160.9
Accrued payroll and other employee compensation	128.9	145.4
Litigation reserve (see note 17)	96.6	92.9
Contract liabilities (see note 3)	48.3	39.8
Operating lease liabilities	38.2	35.0
Product warranty	33.1	43.2
Restructuring (see note 4)	77.3	22.2
Other	264.6	328.3
Total	$876.8	$867.7

	2020	2019
Change in product warranty accrual
Beginning balance, December 31	$43.2	$44.9
Provision charge to expense	18.6	18.7
Paid/utilized	(28.7)	(25.3)
Ending balance, September 30	$33.1	$38.3